CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 2,363,403	$ 2,545,823
Trade receivables (net of allowance for credit loss of $907,299 and $886,420, as of June 30, 2026 and December 31, 2025, respectively)	1,298,210	588,949
Other current assets and prepaid expenses	556,844	267,019
Inventories	2,893,911	2,861,088
Total current assets	7,112,368	6,262,879
NON-CURRENT ASSETS:
Restricted deposits	51,633	47,271
Property, plant and equipment, net	271,459	313,772
Severance pay fund	204,376	224,306
Operating lease right-of-use assets	251,188	356,264
Total non-current assets	778,656	941,613
Total assets	7,891,024	7,204,492
CURRENT LIABILITIES:
Short term bank credit	2,002,195	2,001,495
Trade payables	659,983	631,472
Other current liabilities	1,300,745	1,082,317
Total current liabilities	4,208,488	3,985,903
NON-CURRENT LIABILITIES:
Non-current operating lease liabilities	72,216	155,330
Convertible promissory notes	0	1,958,304
Accrued severance pay	427,033	503,372
Total non-current liabilities	499,249	2,617,006
Total liabilities	4,707,737	6,602,909
SHAREHOLDERS’ EQUITY:
Ordinary Shares, no par value – Authorized: 100,000,000 shares at June 30, 2026 and December 31, 2025; Issued: 10,680,015 and 8,194,306 shares at June 30, 2026 and December 31, 2025, respectively; Outstanding: 10,559,300 and 8,073,591 shares at June 30, 2026 and December 31, 2025, respectively;	0	0
Treasury shares at cost (120,715 Ordinary Shares at June 30, 2026 and December 31, 2025)	(119,536)	(119,536)
Additional paid-in capital	23,664,744	18,266,456
Accumulated deficit	(20,361,921)	(17,545,337)
Total shareholders’ equity	3,183,287	601,583
Total liabilities and shareholders’ equity	7,891,024	7,204,492
Related Party
CURRENT LIABILITIES:
Current liabilities from related parties	$ 245,565	$ 270,619